UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-866-773-3238

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.







                       THE ADVISORS' INNER CIRCLE FUND II




                          CHAMPLAIN SMALL COMPANY FUND




                               SEMI-ANNUAL REPORT

                                JANUARY 31, 2007














                               INVESTMENT ADVISER:

                      CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Top Ten Common Stock Holdings.............................................     4

Schedule of Investments...................................................     5

Statement of Assets and Liabilities.......................................     9

Statement of Operations...................................................    10

Statement of Changes in Net Assets........................................    11

Financial Highlights......................................................    12

Notes to Financial Statements.............................................    13

Disclosure of Fund Expenses...............................................    19

Approval of Investment Advisory Agreement.................................    21
--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------
January 31, 2007

Dear Shareholders,

For the 6-month period ending January 31, 2007, your fund returned 15.37%. This return was ahead of the Russell 2000 Index return of 14.95%. Since its inception date of November 30, 2004, this Fund has returned 13.23% on an annualized basis while the Russell 2000 Index returned 12.67%.

We counsel that the above time periods remain too short for a relative performance comparison to be meaningful. Still, we are encouraged by these results, given the inherent bias our investment process has for high quality companies.

By our analysis, investors continue to pay too much for the most economically cyclical companies; and since the inception of this Fund, we have not yet seen much of an advantage accrue to the Fund's performance as a result of our investment process' bias against cyclical companies. We continue to find that stocks with a history of consistent earnings and cash flow growth to be the most attractively valued on both a relative and absolute basis, and we are encouraged by the opportunities we find amongst high quality small cap companies.

A surplus of opportunities in health care persists. Accordingly, we remained overweight in this sector at the end of January. Although there is a growing chorus of calls for some form of universal health care, companies making products and diagnostics that produce compelling cost/benefit ratios should continue to prosper under most scenarios. Still, the growing potential for big change has us thinking about potential winners and losers.

As oil corrected below $50/bbl in January, we increased our weight in the energy sector with an emphasis on companies that have long-lived oil reserves.
Valuations for selected companies have again become attractive. By some measures, a good deal of the speculation in the energy markets was sufficiently dissipated to provide a favorable risk/reward profile for us. Commercial buyers also started to get long oil again, and this has historically been a good indicator for firmer prices. Although supplies are still plentiful today, we continue to see strong demand from China and India compound at a healthy pace while new reserve discoveries continue to lag production. Should the price of oil decline to near $40/bbl or lower, we probably would increase our exposure to energy meaningfully as we expect the long-term supply and demand dynamics eventually to yield much higher prices.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------
We doubt that the residential real estate market has bottomed. Mortgage lending standards are just starting to tighten. Many mortgages also are due to reset at higher interest rates. With falling home prices in many markets around the country, many consumers may not be able to refinance or tap liquidity from their homes to the extent they have done so during the last several years. We continue to avoid the stocks of companies selling highly discretionary or large ticket items to consumers as our forecasts for future earnings indicate most of these stocks remain overvalued. Still, we remain over-weighted consumer stocks as we continue to find opportunities to buy companies that are building portfolios of viable brands and investing wisely to make their brands more valuable. With hindsight, we put too much capital into the for-profit education industry too early, but we continue to like the prospects for our holdings in this industry.

In technology, we continue to emphasize companies selling their software as a service. These companies are providing corporations with innovative tools to manage mission critical areas of their businesses including conference call presentations, expense management and reporting, human resources and customer relationships. Both Ansys and Stratasys bring game changing technologies to the prototyping and test field. Although it is atypical of us to be involved with such a small company that has relatively little experience managing rapid growth, we believe the opportunities for Stratasys are sufficiently profound to warrant our ownership.

In financials, we have taken down our insurance weight somewhat as a hurricane-free 2006 has allowed most of the property and casualty companies to report what might be unsustainably strong earnings. We also have increased our exposure to Boston Private Financial Holdings and started a position in PrivateBancorp. A flat yield curve notwithstanding, the growth prospects for private banking remain strong; and Merrill Lynch's recently proposed acquisition of Fund holding First Republic Bank suggests that this niche also has strategic value. We sold the last of our REIT exposure last year, and we are very comfortable with this posture as valuations for this industry look to be quite high.

We are often asked if we consider ourselves to be a growth manager or a value manager. We do not consider ourselves to be either. Through our process, we seek to own the best companies we can find that also are trading below Fair Value. We may own some of the stocks popular with small cap growth managers, but our reluctance to overpay for growing companies typically yields only a modest overlap. Indeed, there are many great companies that we don't think will continue to

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------
be great stocks simply because we think the stocks are overvalued. Consensus growth rates tend to be inflated because of extrapolation or too much enthusiasm, and this is the primary reason we reject many stocks that would otherwise qualify as superior companies. All three phases of our stock selection process (sector factors, business model attributes and valuation) may keep us out of many of the industries and sectors that have become very popular with growth managers because the stocks in those areas have shown strong relative price strength. Our sector factor and attributes phases also tend to keep us out of some of the most cyclical industries that can become popular with value managers. Although our preference for superior growth relative to other companies in the same sector may place us on the growth side of a fence; if one were to split the small cap manager universe into three styles, we expect our process to keep us consistently in the middle.

Managing a portion of our clients' assets is incredibly rewarding work, and all of us at Champlain Investment Partners are grateful for the opportunity you have given to us.


Sincerely,

/s/ Scott T. Brayman

Scott T. Brayman, CFA



THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Aptargroup..................................    2.63%

               Regis ......................................    1.96%

               IDEX .......................................    1.95%

               Laureate Education..........................    1.86%

               WD-40.......................................    1.85%

               Harte-Hanks ................................    1.70%

               eFunds .....................................    1.67%

               ABM Industries .............................    1.60%

               American Medical Systems Holdings ..........    1.56%

               Cooper .....................................    1.49%

--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
[Bar Chart omitted]
Plot points are as follows:
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
16.1% Industrials
14.9% Consumer Discretionary
14.6% Information Technology
14.3% Health Care
12.7% Financials
10.2% Repurchase Agreement
 8.6% Consumer Staples
 6.0% Energy
 2.6% Materials
+ Percentages based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 89.9%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        --------   -------------
CONSUMER DISCRETIONARY -- 14.9%
   Aftermarket Technology* ..........................     36,400   $    784,784
   Bright Horizons Family Solutions* ................     36,400      1,425,788
   Corinthian Colleges* .............................    105,700      1,380,442
   Gentex ...........................................     72,800      1,273,272
   Harte-Hanks ......................................     72,800      1,973,608
   Laureate Education* ..............................     35,800      2,160,172
   Lee Enterprises ..................................     36,400      1,209,572
   Matthews International, Cl A .....................     36,400      1,476,020
   Regis ............................................     54,600      2,281,734
   Stewart Enterprises, Cl A ........................    232,000      1,649,520
   Universal Technical Institute* ...................     72,100      1,705,165
                                                                   ------------
                                                                     17,320,077
                                                                   ------------
CONSUMER STAPLES -- 8.6%
   Central Garden and Pet* ..........................     29,100      1,303,389
   Chattem* .........................................     14,600        838,624
   Church & Dwight ..................................     30,000      1,359,300
   Del Monte Foods ..................................    145,600      1,668,576
   Hain Celestial Group* ............................     18,200        535,080
   Lancaster Colony .................................     36,400      1,592,136
   Tootsie Roll Industries ..........................     18,200        577,304
   WD-40 ............................................     65,500      2,156,915
                                                                   ------------
                                                                     10,031,324
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        --------   -------------
ENERGY -- 6.0%
   Berry Petroleum, Cl A ............................     36,400   $  1,129,856
   Comstock Resources* ..............................     18,200        581,490
   Encore Acquisition* ..............................     54,600      1,416,870
   Helix Energy Solutions* ..........................     36,400      1,170,988
   PetroHawk Energy* ................................     54,600        630,084
   Superior Energy Services* ........................     29,100        882,312
   Whiting Petroleum* ...............................     25,500      1,162,035
                                                                   ------------
                                                                      6,973,635
                                                                   ------------
FINANCIALS -- 12.7%
   Boston Private Financial Holdings ................     56,000      1,619,520
   Cathay General Bancorp ...........................     21,800        755,588
   CVB Financial ....................................     43,700        546,250
   East West Bancorp ................................     21,800        837,120
   First Mercury Financial* .........................     10,900        238,710
   First Midwest Bancorp ............................     29,500      1,107,430
   First Republic Bank ..............................     21,600      1,160,352
   Frontier Financial ...............................     14,600        397,558
   Glacier Bancorp ..................................     21,800        511,646
   Hanmi Financial ..................................     29,100        595,968
   Independent Bank .................................     18,200        585,312
   Interactive Data*.................................     29,100        680,649
   National Financial Partners ......................     18,200        893,620
   Navigators Group* ................................     21,800      1,041,822
   PrivateBancorp ...................................     29,100      1,088,049
   Prosperity Bancshares ............................     18,200        637,000
   RLI ..............................................     18,200      1,007,188
   Sterling Bancshares ..............................     29,100        350,655
   Waddell & Reed Financial, Cl A ...................     29,200        749,564
                                                                   ------------
                                                                     14,804,001
                                                                   ------------
HEALTH CARE -- 14.3%
   American Medical Systems Holdings* ...............     91,000      1,810,900
   Arrow International ..............................     21,800        733,788
   Arthrocare* ......................................     40,000      1,476,000
   Bio-Rad Laboratories, Cl A* ......................     14,600      1,256,184
   Cooper ...........................................     36,400      1,736,280

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        --------   -------------
HEALTH CARE -- CONTINUED
   Gen-Probe* .......................................     25,500    $ 1,318,860
   Greatbatch* ......................................     36,400      1,069,796
   Integra LifeSciences Holdings* ...................     18,200        783,510
   Kyphon* ..........................................     21,800      1,020,022
   Respironics* .....................................     36,400      1,550,640
   SonoSite* ........................................     29,100        945,750
   Symmetry Medical* ................................     36,400        501,592
   Ventana Medical Systems* .........................     29,100      1,225,110
   Wright Medical Group* ............................     54,600      1,195,194
                                                                   ------------
                                                                     16,623,626
                                                                   ------------
INDUSTRIALS -- 16.1%
   ABM Industries ...................................     72,000      1,860,480
   Actuant, Cl A ....................................     18,200        906,178
   CLARCOR ..........................................     34,000      1,178,440
   CRA International* ...............................     18,200        981,344
   Esterline Technologies* ..........................     36,400      1,454,908
   First Advantage, Cl A* ...........................     72,800      1,645,280
   G&K Services, Cl A ...............................     36,400      1,357,356
   IDEX .............................................     43,700      2,268,030
   Kaydon ...........................................     29,100      1,254,210
   Kennametal .......................................     18,200      1,124,760
   Navigant Consulting* .............................     54,600      1,134,588
   Schawk ...........................................     91,000      1,617,070
   UTi Worldwide ....................................     36,400      1,106,560
   Waste Connections* ...............................     18,200        792,974
                                                                   ------------
                                                                     18,682,178
                                                                   ------------
INFORMATION TECHNOLOGY -- 14.7%
   Ansys* ...........................................     21,800      1,087,602
   CACI International, Cl A* ........................     18,200        855,946
   Digital River* ...................................     14,600        747,228
   eCollege.com* ....................................     36,400        601,692
   eFunds* ..........................................     72,800      1,945,216
   Euronet Worldwide* ...............................     58,200      1,679,652
   Factset Research Systems .........................     10,900        633,072
   Jack Henry & Associates ..........................     54,600      1,165,164

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        --------   -------------
INFORMATION TECHNOLOGY -- CONTINUED
   Kronos* ..........................................     36,400    $ 1,383,200
   Perot Systems, Cl A* .............................     72,800      1,189,552
   RightNow Technologies* ...........................     65,500        941,890
   SI International* ................................     20,500        591,425
   Stratasys* .......................................     36,400      1,173,536
   Taleo, Cl A* .....................................     17,900        250,600
   TALX .............................................     36,400      1,159,704
   WebEx Communications* ............................     43,700      1,620,396
                                                                   ------------
                                                                     17,025,875
                                                                   ------------
MATERIALS -- 2.6%
   Aptargroup .......................................     50,100      3,056,601
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $95,996,721)..............................               104,517,317
                                                                   ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.3%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------   -------------
   Morgan  Stanley
     5.000%, dated 01/31/07, to be repurchased
     on  02/01/07, repurchase price $11,913,629
     (collateralized by a U.S. Treasury Note,
     par value $12,576,800, 4.000%, 11/15/12,
     total market value $12,150,299)
     (Cost $11,911,974) .............................$11,911,974     11,911,974
                                                                   ------------
   TOTAL INVESTMENTS -- 100.2%
     (Cost $107,908,695).............................              $116,429,291
                                                                   ============

    PERCENTAGES ARE BASED ON NET ASSETS OF $116,188,386.
  * NON-INCOME PRODUCING SECURITY
 CL CLASS



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS:
Investments, at Value (Cost $95,996,721).......................... $104,517,317
Repurchase Agreement, at Value (Cost $11,911,974).................   11,911,974
Receivable for Capital Shares Sold................................    1,590,334
Receivable for Investment Securities Sold.........................      670,083
Dividends and Interest Receivable.................................       38,825
Prepaid Expenses..................................................       14,719
                                                                   ------------
   TOTAL ASSETS...................................................  118,743,252
                                                                   ------------
LIABILITIES:
Payable for Investment Securities Purchased.......................    2,386,495
Payable for Capital Shares Redeemed...............................       24,559
Payable due to Investment Adviser.................................       75,420
Payable due to Distributor........................................       19,543
Payable due to Administrator......................................        8,493
Chief Compliance Officer Fees Payable.............................        2,472
Payable due to Trustees...........................................        1,831
Other Accrued Expenses............................................       36,053
                                                                   ------------
   TOTAL LIABILITIES..............................................    2,554,866
                                                                   ------------
NET ASSETS........................................................ $116,188,386
                                                                   ------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in Capital................................................... $106,806,377
Accumulated Net Investment Loss...................................      (81,869)
Accumulated Net Realized Gain on Investments......................      943,282
Net Unrealized Appreciation on Investments........................    8,520,596
                                                                   ------------
   NET ASSETS..................................................... $116,188,386
                                                                   ------------
ADVISOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value)....................    9,219,391
NET ASSET VALUE, Offering and Redemption Price Per Share..........       $12.60
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CHAMPLAIN SMALL
                                                            COMPANY FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2007
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend Income...................................................  $   268,014
Interest Income...................................................      220,151
Less: Foreign Taxes Withheld......................................         (208)
                                                                    -----------
   TOTAL INVESTMENT INCOME........................................      487,957
                                                                    -----------
EXPENSES
Investment Advisory Fees  ........................................      366,312
Distribution Fees ................................................      101,753
Administration Fees ..............................................       50,410
Chief Compliance Officer Fees.....................................        5,045
Trustees' Fees  ..................................................        3,613
Transfer Agent Fees ..............................................       37,400
Legal Fees .......................................................       16,308
Printing Fees ....................................................       13,509
Custodian Fees ...................................................       12,262
Registration Fees ................................................       11,534
Audit Fees .......................................................        9,213
Insurance and Other Expenses .....................................        2,295
                                                                    -----------
   TOTAL EXPENSES.................................................      629,654
                                                                    -----------
Less: Waiver of Investment Advisory Fees..........................      (54,645)
      Fees Paid Indirectly.........................................      (5,183)
                                                                    -----------
   NET EXPENSES...................................................      569,826
                                                                    -----------
NET INVESTMENT LOSS...............................................      (81,869)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS..................................    1,247,147
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS..............   10,299,566
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................   11,546,713
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $11,464,844
                                                                    ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                       JANUARY 31,     ENDED
                                                          2007         JULY 31,
                                                      (UNAUDITED)       2006
                                                      -----------     --------
OPERATIONS:
   Net Investment Loss............................  $    (81,869)   $   (58,758)
   Net Realized Gain on Investments...............     1,247,147      1,732,775
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments................    10,299,566     (2,792,993)
                                                    ------------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS....................    11,464,844     (1,118,976)
                                                    ------------    -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income..........................            --        (11,498)
   Net Realized Gain..............................    (1,672,123)      (369,833)
                                                    ------------    -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS............    (1,672,123)      (381,331)
                                                    ------------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.........................................    66,453,727     42,160,466
   Reinvestment of Distributions..................     1,612,398        358,914
   Redeemed.......................................   (10,080,043)    (4,406,924)
                                                    ------------    -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS...........................    57,986,082     38,112,456
                                                    ------------    -----------
     TOTAL INCREASE IN NET ASSETS.................    67,778,803     36,612,149
                                                    ------------    -----------
NET ASSETS:
   Beginning of Period............................    48,409,583     11,797,434
                                                    ------------    -----------
   End of Period (including accumulated net
     investment loss of $(81,869) and $0,
     respectively)................................  $116,188,386    $48,409,583
                                                    ============    ===========
SHARE TRANSACTIONS:
   Issued.........................................     5,571,470      3,653,198
   Reinvestment of Distributions..................       130,376         32,365
   Redeemed.......................................      (838,665)      (384,285)
                                                    ------------    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS...........................     4,863,181      3,301,278
                                                    ============    ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                            SIX MONTHS
                                              ENDED       YEAR        PERIOD
                                            JANUARY 31,   ENDED       ENDED
                                               2007      JULY 31,    JULY 31,
                                            (UNAUDITED)    2006       2005*
                                            -----------  --------   --------
Net Asset Value, Beginning of Period.....     $11.11      $11.18      $10.00
                                              ------      ------      ------
Income from Operations:
   Net Investment Loss(1)................      (0.01)      (0.02)      (0.04)
   Net Realized and Unrealized
     Gain on Investments(1)                     1.71        0.17(2)     1.24
                                              ------      ------      ------
Total from Operations....................       1.70        0.15        1.20
                                              ------      ------      ------
Dividends and Distributions from:
   Net Investment Income................          --       (0.01)      (0.02)
   Net Realized Gains...................       (0.21)      (0.21)         --
                                              ------      ------      ------
Total Dividends and Distributions........      (0.21)      (0.22)      (0.02)
                                              ------      ------      ------
Net Asset Value, End of Period...........     $12.60      $11.11      $11.18
                                              ======      ======      ======
TOTAL RETURN+............................      15.37%       1.30%      11.98%
                                              ======      ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)....   $116,188     $48,410     $11,797
Ratio of Expenses to Average Net Assets
  (including waivers and reimbursements,
  excluding fees paid indirectly)........       1.41%**     1.41%       1.40%**
Ratio of Expenses to Average Net Assets
  (including waivers, reimbursements
  and fees paid indirectly)..............       1.40%**     1.40%       1.40%**
Ratio of Expenses to Average Net Assets
  (excluding waivers, reimbursements
  and fees paid indirectly...............       1.55%**     2.26%       5.95%**
Ratio of Net Investment Loss
  to Average Net Assets..................      (0.20)%**   (0.22)%     (0.53)%**
Portfolio Turnover Rate..................      31.13%++    93.85%      44.04%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, AS APPLICABLE.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
 ** ANNUALIZED.
(1) PER SHARE NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.
(2) THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2006 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE TIMING OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Advisor Class Shares. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price willbe used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
     Trust's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staffare paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Advisor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2007, the Fund earned credits of $5,183, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
U.S. Bank (formerly Wachovia Bank) acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements. At January 31, 2007, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $460,779.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term securities, were $70,704,752 and $22,730,057, respectively, for the six months ended January 31, 2007. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income(loss) and net realized gain(loss) on investment transactions for a reporting period may differ significantly from distributions during such periods.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain(loss) or paid-in-capital as appropriate, in the period that the differences arise. Accordingly, permanent book and tax differences resulted in the reclassification of $94,239 to undistributed net investment income and $(94,239) to realized gain(loss) during the year ended July 31, 2006. These differences are primarily due to differing book and tax treatment of net operating losses, REIT adjustments, and certain distributions. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the periods ended July 31, 2006 and July 31, 2005 was as follows:

                         ORDINARY        LONG-TERM
                          INCOME        CAPITAL GAIN         TOTAL
                        ----------      ------------     -------------
            2006         $369,840         $11,491          $381,331
            2005            3,422              --             3,422

As of July 31, 2006, the components of Distributable Earnings and Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income                  $ 1,247,130
Undistributed Long-Term Capital Gain               337,558
Unrealized Depreciation                         (1,995,400)
                                               -----------
Total Net Accumulated Losses                   $  (410,712)
                                               ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2007 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         DEPRECIATION
    ------------      ---------------      ---------------      --------------
    $107,908,695        $10,074,434          $(1,553,838)         $8,520,596

8. OTHER:

At January 31, 2007, 54.55% of the total shares outstanding were held by three shareholders.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until January 31, 2008. As of January 31, 2007, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Champlain Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                               BEGINNING       ENDING                  EXPENSE
                                ACCOUNT        ACCOUNT    ANNUALIZED     PAID
                                 VALUE          VALUE       EXPENSE     DURING
                               08/01/06       01/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN        $1,000.00     $1,153.70        1.40%       $7.60
HYPOTHETICAL 5% RETURN          1,000.00      1,018.15        1.40         7.12
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation forthe meeting, the Board requests and reviews a wide variety of informationfrom the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, asdiscussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser's history and ownership structure. The Adviser's representative then reviewed the Adviser's success in gathering assets, marketing initiatives, compliance program and trading and best execution policies. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER, In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the port-folio managers primarily responsible for the day-to-day management ofthe Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that, although the Fund underperformed its benchmark over various periods of time, the Fund's more recent performance was favorable and was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and the fee waivers that the Adviser had made over the period, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Fund's advisory fee, after waivers, was significantly lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                                      NOTES

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                              Burlington, VT 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


CSC-SA-001-0300

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------------
                                             James F. Volk, President

Date March 28, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Date March 28, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ----------------------------------
                                             Michael Lawson, Controller and CFO

Date March 28, 2007
* Print the name and title of each signing officer under his or her signature.